INVESTMENTS IN AFFILIATES - Components (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investment [Roll Forward]
Balance as of January 1,			$ 508,805	$ 571,782
Additions			5,419	7,348
Capitalized interest			2,718	15,996
Dividends			(10,584)	(36,726)
Equity in net losses of affiliates			(40,644)	(45,799)
Impairment of investment in affiliate			(135,883)	(500)
Share of other comprehensive income of affiliates	[1]		(17,680)	(3,296)	$ (24,324)
Balance as at December 31,		$ 508,805	$ 312,151	508,805	571,782
Cool Company
Equity Method Investment [Roll Forward]
Balance as of January 1,				$ 500
Impairment of investment in affiliate		$ (500)
Balance as at December 31,					$ 500
Ownership percentage					49.50%

[1]	No tax impact for the years ended December 31, 2020, 2019 and 2018.